Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Available-for-sale Securities
Securities

Note 2 – Securities

The following is a comparative summary of mortgage-backed securities and other securities available-for- sale at June 30, 2012, and December 31, 2011 (in thousands):

	June 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$491,069	$25,079	$105	$516,043
Non-GSE	8,025	—	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	550,179	5,510	78	555,611
Non-GSE	24,545	1,469	40	25,974

	1,073,818	32,058	863	1,105,013

Other securities:
Equity investments-mutual funds	13,467	36	—	13,503
Corporate bonds	102,189	581	67	102,703

	115,656	617	67	116,206

Total securities available-for-sale	$1,189,474	$32,675	$930	$1,221,219

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Mortgage-backed securities:
Pass-through certificates:
GSE	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

The following is a summary of the expected maturity distribution of debt securities available-for-sale, other than mortgage-backed securities, at June 30, 2012 (in thousands):

		Estimated
	Amortized	fair
Available-for-sale	cost	value
Due in one year or less	$45,748	$45,973
Due after one year through five years	56,441	56,730

	$102,189	$102,703

Expected maturities on mortgage-backed securities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties.

For the three and six months ended June 30, 2012, the Company had gross proceeds of $31.5 million and $130.3 million, respectively, on sales of securities available-for-sale with gross realized gains of approximately $66,000 and $1.8 million, respectively, and no gross realized losses. For the three and six months ended June 30, 2011, the Company had gross proceeds of $25.9 million and $114.4 million, respectively, on sales of securities available-for-sale with gross realized gains of approximately $866,000 and $2.5 million, respectively, and no gross realized losses. The Company recognized $(106,000) in losses and $253,000 in gains on its trading securities portfolio during the three and six months ended June 30, 2012, respectively. The Company recognized $(47,000) in losses and $139,000 in gains on its trading securities portfolio during the three and six months ended June 30, 2011, respectively. The Company recognized no other-than-temporary impairment charges during the three and six months ended June 30, 2012. The Company recognized other-than-temporary impairment charges of $248,000 and $409,000 against earnings during the three and six months ended June 30, 2011, respectively, related to one equity investment in a mutual fund and two private label mortgage-backed securities.

Activity related to the credit component recognized in earnings on debt securities for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income for the three and six months ended June 30, 2012 and 2011, is as follows (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Balance, beginning of period	$578	$330	$578	$330
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	—	248	—	248

Cumulative pre-tax credit losses, end of period	$578	$578	$578	$578

Gross unrealized losses on mortgage-backed securities, equity investments, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012, and December 31, 2011, were as follows (in thousands):

	June 30, 2012
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$105	$14,717	$—	$—	$105	$14,717
Non-GSE	—	—	640	7,385	640	7,385
Real estate mortgage investment conduits (REMICs):
GSE	78	100,705	—	—	78	100,705
Non-GSE	—	—	40	735	40	735
Corporate bonds	7	1,858	60	11,534	67	13,392

Total	$190	$117,280	$740	$19,654	$930	$136,934

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated
	losses	fair value	losses	fair value	losses	fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$307	$2,513	$948	$5,002	$1,255	$7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

Included in the above available-for-sale security amounts at June 30, 2012 were two pass-through non-GSE mortgage-backed securities issued by private companies (private label) in continuous unrealized loss positions of greater than twelve months that were rated less than investment grade at June 30, 2012. The first security had an estimated fair value of $5.2 million (amortized cost of $5.6 million), was rated Caa2, and had the following underlying collateral characteristics: 83% originated in 2004 and 17% originated in 2005. The second security had an estimated fair value of $2.2 million (amortized cost of $2.4 million), was rated C, and was supported by collateral which was originated in 2006. The ratings of these securities detailed above represents the lowest rating these securities received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch. The Company continues to receive principal and interest payments in accordance with the contractual terms of these securities. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral for these securities. As a result of management’s evaluation of these securities, the Company did not recognize any other-than-temporary impairment during the six months ended June 30, 2012. Management does not have the intent to sell these securities and it is more likely than not that the Company will not be required to sell the securities, before their anticipated recovery, which may be maturity.

The Company also one REMIC non-GSE mortgage-backed security and two corporate bonds that were in a continuous unrealized loss position of greater than twelve months at June 30, 2012. There was one pass-through mortgage-backed security issued or guaranteed by GSEs, twelve REMIC mortgage-backed securities issued or guaranteed by GSEs and one corporate bond that were in an unrealized loss position of less than twelve months and rated investment grade at June 30, 2012. The declines in value relate to the general interest rate environment and are considered temporary. The securities cannot be prepaid in a manner that would result in the Company not receiving substantially all of its amortized cost. The Company neither has an intent to sell, nor is it more likely than not that the Company will be required to sell, the securities before the recovery of their amortized cost basis or, if necessary, maturity.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligations or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.

(3)	Securities Available-for-Sale

The following is a comparative summary of mortgage-backed securities and other securities available-for-sale at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$490,184	$24,709	$—	$514,893
Non-GSE	8,770	—	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	426,362	4,662	135	430,889
Non-GSE	31,114	1,859	37	32,936

	956,430	31,230	1,427	986,233

Other securities:
Equity investments-mutual funds	11,787	48	—	11,835
Corporate bonds	100,922	358	623	100,657

	112,709	406	623	112,492

Total securities available-for-sale	$1,069,139	$31,636	$2,050	$1,098,725

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (GSE)	$342,316	$13,479	$—	$355,795
Non-GSE	27,801	814	737	27,878
Real estate mortgage investment conduits (REMICs):
GSE	622,582	3,020	3,525	622,077
Non-GSE	65,766	3,674	51	69,389

	1,058,465	20,987	4,313	1,075,139

Other securities:
Equity investments-mutual funds	12,437	31	115	12,353
GSE bonds	34,988	45	—	35,033
Corporate bonds	119,765	2,146	123	121,788

	167,190	2,222	238	169,174

Total securities available-for-sale	$1,225,655	$23,209	$4,551	$1,244,313

The following is a summary of the expected maturity distribution of debt securities available-for-sale other than mortgage-backed securities at December 31, 2011 (in thousands):

Available-for-sale	Amortized Cost	Estimated Fair Value
Due in one year or less	$30,354	$30,552
Due after one year through five years	70,568	70,105

	$100,922	$100,657

Expected maturities on mortgage-backed securities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties.

Certain securities available-for-sale are pledged to secure borrowings under Pledge Agreements and Repurchase Agreements and for other purposes required by law. At December 31, 2011, and December 31, 2010, securities available-for-sale with a carrying value of $3,992,000 and $5,725,000, respectively, were pledged to secure deposits. See Note 8 for further discussion regarding securities pledged for borrowings.

For the year ended December 31, 2011, the Company had gross proceeds of $182.7 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $2.9 million and $177,000, respectively. For the year ended December 31, 2010, the Company had gross proceeds of $221.2 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $1.3 million and $4,000, respectively. For the year ended December 31, 2009, the Company had gross proceeds of $3.3 million on sales of securities available-for-sale with gross realized gains and gross realized losses of approximately $89,000 and $0, respectively. The Company routinely sells securities when market pricing presents, in management’s assessment, an economic benefit that outweighs holding such security, and when smaller balance securities become cost prohibitive to carry.

The Company recognized other-than-temporary impairment charges of $1.2 million during the year ended December 31, 2011, related to one equity investment in a mutual fund and two private label mortgage-backed securities. The Company recognized the credit component of $409,000 in earnings and the non-credit component of $743,000 as a component of accumulated other comprehensive income, net of tax. The Company recognized other-than-temporary impairment charges of $962,000 during the year ended December 31, 2010, related to one private label mortgage-backed security. The Company recognized the credit component of $154,000 in earnings and the non-credit component of $808,000 as a part of accumulated other comprehensive income, net of tax. The Company recognized other-than-temporary impairment charges of $1.4 million during the year ended December 31, 2009, related to one private label mortgage-backed security. The Company recognized the credit component of $176,000 in earnings and the non-credit component of $1.2 million as a part of accumulated other comprehensive income, net of tax.

The following is a rollforward of 2011, 2010, and 2009 activity related to the credit component of other-than-temporary impairment recognized on debt securities in pre-tax earnings, for which a portion of other-than-temporary impairment was recognized in accumulated other comprehensive income (in thousands):

	2011	2010	2009
Balance, beginning of year	$330	$176	$—
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	154	176

Cumulative pre-tax credit losses, end of year	$578	$330	$176

In addition, the Company recorded other-than-temporary impairment of $161,000 in 2011 on equity securities.

Gross unrealized losses on mortgage-backed securities, equity securities, agency bonds, and corporate bonds available-for-sale, and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows (in thousands):

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	307	2,513	948	5,002	1,255	7,515
Real estate mortgage investment conduits (REMICs):
GSE	135	54,475	—	—	135	54,475
Non-GSE	—	—	37	842	37	842
Corporate bonds	113	27,523	510	13,132	623	40,655

Total	$555	$84,511	$1,495	$18,976	$2,050	$103,487

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
Non-GSE	$—	$—	$737	$10,126	$737	$10,126
Real estate mortgage investment conduits (REMICs):
GSE	3,525	344,971	—	—	3,525	344,971
Non-GSE	—	—	51	1,238	51	1,238
Corporate bonds	123	13,880	—	—	123	13,880
Equity Investments — mutual funds	115	4,884	—	—	115	4,884

Total	$3,763	$363,735	$788	$11,364	$4,551	$375,099

Included in the above available-for-sale security amounts at December 31, 2011, was one pass-through non-GSE mortgage-backed security in a continuous unrealized loss position of greater than twelve months that was rated less than investment grade at December 31, 2011. The security had an estimated fair value of $5.0 million (amortized cost of $5.9 million), was rated Caa2, and had the following underlying collateral characteristics: 83% originated in 2004, and 17% originated in 2005. The rating of the security detailed above represents the lowest rating received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch. The Company continues to receive principal and interest payments in accordance with the contractual terms of this security. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral of this security. As a result of management’s evaluation of this security, the Company recognized, during the year ended December 31, 2011, other-than-temporary impairment of $593,000. Since management does not have the intent to sell the security, and believes it is more likely than not that the Company will not be required to sell the security, before its anticipated recovery (which may be at maturity), the credit component of $139,000 was recognized in earnings, and the non-credit component of $454,000 was recorded as a component of accumulated other comprehensive income, net of tax.

In addition to the one pass-through non-GSE mortgage-backed security discussed above, the Company had one additional private label security that was rated less than investment grade at December 31, 2011. The security had an estimated fair value of $2.5 million (amortized cost of $2.8 million), was rated C, and was supported by collateral which was originated in 2006. The rating of the security detailed above represents the lowest rating for the security received from the rating agencies of Moody’s, Standard & Poor’s, and Fitch.

The Company continues to receive principal and interest payments in accordance with the contractual terms of this security. Management has evaluated, among other things, delinquency status, location of collateral, estimated prepayment speeds, and the estimated default rates and loss severity in liquidating the underlying collateral for this security. As a result of management’s evaluation of this security, the Company recognized during the year ended December 31, 2011, other than temporary impairment of $398,000. Since management does not have the intent to sell the security and believes it is more likely than not that the Company will not be required to sell the security, before its anticipated recovery (which may be maturity), the credit component of $109,000 was recognized in earnings, and the non credit component of $289,000 was recorded as a component of accumulated other comprehensive income, net of tax.

The Company held one REMIC non-GSE mortgage-backed security that was in a continuous unrealized loss position of greater than twelve months, three corporate bonds, two pass-through GSE mortgage-backed securities, and five REMIC mortgage-backed securities issued or guaranteed by GSEs, that were in an unrealized loss position of less than twelve months, and rated investment grade at December 31, 2011. The declines in value relate to the general interest rate environment and are considered temporary. The securities cannot be prepaid in a manner that would result in the Company not receiving substantially all of its amortized cost. The Company neither has an intent to sell, nor is it more likely than not that the Company will be required to sell, the securities before the recovery of their amortized cost basis or, if necessary, maturity.

The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the collateralized mortgage obligations or other securities deteriorates and our credit enhancement levels do not provide sufficient protections to our contractual principal and interest. As a result, there is a risk that significant other-than-temporary impairments may occur in the future given the current economic environment.